Summary of Significant Accounting Policies - Schedule of Foreign Currencies Translation Rate (Details)	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Statement of Operations and Comprehensive Loss [Member]
Foreign currency translation amounts in AUD into USD	0.77	0.77	0.75
Balance Sheet [Member]
Foreign currency translation amounts in AUD into USD	0.74	0.78	0.77